Loss for the Year (Tables)	12 Months Ended
Dec. 31, 2022
Profit (loss) [abstract]
Summary of Detailed Information about Loss After Charging Expenses

	Years ended December 31,
	2020	2021	2022
	US$	US$	US$
Loss for the year has been arrived at after charging:

Staff costs:
Salaries and other allowances	11,185	18,871	14,966
Retirement benefits scheme contributions	536	749	662
Share-based payment expenses	4,510	8,122	3,582

Total staff costs	16,231	27,742	19,210
Depreciation of plant and equipment	117	133	162
Depreciation of right-of-use assets	472	528	593
Amortization of intangible assets	20	20	20
Impairment loss of an intangible asset	1,000	3,000	—
Other expense (note)	3,307	4,522	6,608

Note:
Other expense represented the expenses incurred and the
expense-off
of the previous deferred issue costs for a public offering application pursuing in other capital market which was suspended in 2022. For the year ended December 31, 2022, the other expense also includes the expenses incurred for an ongoing public offering application through acquisition of a listed Special Purpose Acquisition Company
(“De-SPAC”)
in Nasdaq capital market, see Note 34(d).